UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stark Offshore Management LLC

Address:   3600 South Lake Drive
           St. Francis, Wisconsin  53235


Form 13F File Number: 28-11007


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel J. McNally
Title:  General Counsel
Phone:  414.294.7000

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel J. McNally              St. Francis, Wisconsin             2/12/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               7

Form 13F Information Table Value Total:  $       10,535
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
APPLE INC                COM              037833100      266      500 SH       SOLE                    500      0    0
FOCUS MEDIA HLDG LTD     SPONSORED ADR    34415V109    1,753   68,300 SH       SOLE                 68,300      0    0
GLOBALSTAR INC           NOTE  5.750% 4/0 378973AA9    2,633    5,265 PRN      SOLE                  5,265      0    0
NATIONAL BK HLDGS CORP   CL A             633707104    1,693  104,888 SH       SOLE                104,888      0    0
PENGROWTH ENERGY CORP    COM              70706P104    2,296  461,880 SH       SOLE                461,880      0    0
TRANSGLOBE ENERGY CORP   COM              893662106    1,533  163,600 SH       SOLE                163,600      0    0
ZHONGPIN INC             COM              98952K107      361   28,137 SH       SOLE                 28,137      0    0